Schedule II-Financial Statement Schedule Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2014
Valuation and Qualifying Accounts [Abstract]
Schedule II-Financial Statement Schedule Valuation and Qualifying Accounts

TRINSEO S.A.

SCHEDULE II—FINANCIAL STATEMENT SCHEDULE

VALUATION AND QUALIFYING ACCOUNTS

(In Millions)

	Balance at Beginning of the Period	Charged to Cost and Expense	Deduction from Reserves		Currency Translation Adjustments	Balance at End of the Period
Allowance for doubtful accounts:
Year ended December 31, 2014	$5.9	$1.1	$(0.0	)(a)	$(0.7)	$6.3
Year ended December 31, 2013	8.4	(3.0)	(0.1	)(a)	0.6	5.9
Year ended December 31, 2012	8.7	0.3	(0.3	)(a)	(0.3)	8.4

Tax valuation allowances:
Year ended December 31, 2014	$50.4	$18.2	$—		$(1.7)	$66.9
Year ended December 31, 2013	41.3	10.7	—		(1.6)	50.4
Year ended December 31, 2012	47.4	(5.5)	—		(0.6)	41.3

(a)	Amounts written off, net of recoveries. Amount in 2014 is less than $0.1 million.